Retirement benefit plans - Schedule of Future Deficit Payments, Footnotes (Detail) - BTPS £ in Millions	12 Months Ended
Mar. 31, 2020 GBP (£)
Payable by 30 June 2020
Disclosure of deficit contribution plans [Line Items]
Contribution payable	£ 400
Payable by 30 June 2021
Disclosure of deficit contribution plans [Line Items]
Contribution payable	£ 200